Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues:	$ 4,331,878	$ 3,618,902	$ 2,659,941
Company-operated restaurant expenses:
Food and paper	(1,457,720)	(1,227,293)	(899,077)
Payroll and employee benefits	(790,042)	(668,764)	(482,608)
Occupancy and other operating expenses	(1,154,334)	(967,690)	(772,169)
Royalty fees	(249,278)	(194,522)	(131,401)
Franchised restaurants – occupancy expenses	(83,359)	(68,028)	(50,627)
General and administrative expenses	(285,000)	(239,263)	(210,909)
Other operating income, net	1,894	11,080	26,369
Total operating costs and expenses	(4,017,839)	(3,354,480)	(2,520,422)
Operating income	314,039	264,422	139,519
Net interest expense and other financing results	(32,275)	(43,750)	(49,546)
Loss from derivative instruments	(13,183)	(10,490)	(5,183)
Foreign currency exchange results	10,774	16,501	(9,189)
Other non-operating (expenses) income, net	(1,238)	(287)	2,185
Income before income taxes	278,117	226,396	77,786
Income tax expense, net	(95,702)	(85,476)	(31,933)
Net income	182,415	140,920	45,853
Less: Net income attributable to non-controlling interests	(1,141)	(577)	(367)
Net income attributable to Arcos Dorados Holdings Inc.	$ 181,274	$ 140,343	$ 45,486
Earnings per share information:
Basic net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.86	$ 0.67	$ 0.22
Diluted net income (loss) per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.86	$ 0.67	$ 0.22
Sales by Company-operated restaurants
REVENUES
Revenues:	$ 4,137,675	$ 3,457,491	$ 2,543,907
Revenues from franchised restaurants
REVENUES
Revenues:	$ 194,203	$ 161,411	$ 116,034